The Company and Basis of Presentation	12 Months Ended
Dec. 31, 2023
The Company and Basis of Presentation
The Company and Basis of Presentation
1. The Company and Basis of Presentation

1.1. The Company

Vasta Platform Limited, together with its subsidiaries (the Company or Group) is a publicly held company incorporated in the Cayman Islands on October 16, 2019, with headquarters in the city of São Paulo, Brazil. The Company is a technology-powered education content providing end-to-end educational and digital solutions that cater to all needs of private schools operating in the K-12 educational segment. Vasta’s fiscal year begins on January 1 of each year and ends on December 31 of the same year.

The Company is a subsidiary of Cogna Educação S.A. (Cogna Educação S.A. and its subsidiaries defined as “Cogna Group”), and since July 31, 2020, VASTA Platform Ltd. has been a publicly-held company registered with SEC (“The US Securities and Exchange Commission) and its shares are traded on Nasdaq Global Select Market under ticker symbol “VSTA”.

1.2. Significant events during the fiscal year

a.     Business Combination

On March 03, 2023 the Company, through its subsidiary Somos Sistemas de Ensino S.A. (“Somos”), acquired 51% interest in the capital of “Escola Start Ltda.” (“Start”), when the control over the entity was transferred upon all conditions established on the share purchase agreement. Start is a company dedicated to providing bilingual education services for kindergarten, primary and secondary education, and preparatory courses for entrance exams, including the sale of books, teaching materials, school uniforms and stationery. See note 5.1.

On July 19, 2022, the Company acquired a non-controlling interest (45%) in Educbank Gestão de Pagamentos Educacionais S.A. (“Educbank”). The consideration paid was R$ 87,651, of which R$ 63,814 was paid in cash and the remaining amount of R$ 23,837 was paid in four installments according to the growth of students served by Educbank.

On July 19, 2022, the Company acquired a non-controlling interest (10%) in Flex Flix Limited (“Flex Flix”). The consideration paid was R$ 8,271, paid in cash. The amount paid to acquire a stake in this company was recorded in “other investments and interests in entities”.

On January 14, 2022, the Company acquired an equity interest in Phidelis Tecnologia Desenvolvimento de Sistemas Ltda. And MVP Consultoria e Sistemas Ltda – through its wholly-owned subsidiary Somos Sistemas de Ensino S.A. See Note 5.1.

b.    Change in the presentation of Operating Segment

The presentation of information by operating segment is consistent with the internal reporting provided to the Executive Board, which serves as the Chief operating decision maker, responsible for resource allocation, performance evaluation, and strategic decision-making within the Company.

Throughout 2023, the Company’s Management identified events that directly impacted its reporting structure for operating segments. As a result of these events, the Company revised its operating segment model from two segments to a single segment. This change took into account the following factors:

(i)	Internal Management Structure: The Company operates with a decentralized management structure, wherein specific leadership roles for individual business units are not assigned. Operational and strategic decisions are made collectively and comprehensively, without distinct leaders for separate segments..
(ii)	Internal Reporting: The Company conducts result monitoring through regular meetings with Executive Board. As part of an ongoing effort to enhance reporting practices, the Company has transitioned to presenting financial results in a consolidated manner in these forums, without detailed disclosure of individual operations or specific business units.
(iii)	Nature of Activities: As the challenges of the pandemic were addressed, the Company adapted its business models to embrace ‘hybrid’ approaches, integrating physical and digital interactions. Given the integrated nature of the business, segregating results into distinct segments is no longer feasible.
(iv)	Structural Changes in the Company: Livro Fácil substantially represented the revenue from Digital Services. On October 1, 2023, the Company’s Management approved the merger of this entity into the subsidiary Somos Sistemas, which was previously part of the Content & Edtech segment. Given this structural change, it became unfeasible to allocate costs and expenses specifically related to Livro Fácil. Consequently, in addition to the items previously indicated, the remaining companies in the Digital Services operation represented less than 10% of total revenue and no longer qualified as reportable segments.

Based on the considerations outlined above, the Company’s management has made the decision to report its results under a single operating segment (“Single Segment”). This change has already been reflected in this financial statement.